UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑21411

Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Deidre E. Walsh
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2023
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Senior Floating-Rate Trust (EFR)
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2023
Eaton Vance
Senior Floating-Rate Trust

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi

% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	8.43%	0.74%	3.66%	4.72%
Fund at Market Price	—	8.27	(2.49)	2.47	2.86

Morningstar® LSTA® US Leveraged Loan IndexSM	—	6.00%	3.39%	3.76%	3.81%
% Premium/Discount to NAV[3]
As of period end	(9.25)%

Distributions[4]
Total Distributions per share for the period	$0.547
Distribution Rate at NAV	9.72%
Distribution Rate at Market Price	10.72

% Total Leverage[5]
Auction Preferred Shares (APS)	13.38%
Borrowings	21.18
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Fund Profile

Top 10 Issuers (% of total investments)[1]
Asurion, LLC	1.1%
Virgin Media Bristol, LLC	1.0
Ultimate Software Group, Inc. (The)	1.0
Finastra USA, Inc.	0.9
Clarios Global, L.P.	0.9
Carnival Corporation	0.8
RealPage, Inc.	0.8
Magenta Buyer, LLC	0.8
Les Schwab Tire Centers	0.8
Banff Merger Sub, Inc.	0.8
Total	8.9%

Top 10 Sectors (% of total investments)[1]
Software	16.0%
Health Care Providers & Services	6.1
Machinery	5.6
Chemicals	4.3
Commercial Services & Supplies	3.7
IT Services	3.6
Capital Markets	3.6
Hotels, Restaurants & Leisure	3.4
Specialty Retail	3.3
Professional Services	2.8
Total	52.4%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
 Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 92% and 95% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund's Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund's By-Laws from the Control Share Provisions of the Fund's By-Laws.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.5%

Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 11.682%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 937,846
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,647,720
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.11%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	997,789
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 12.28%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	706,148
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	931,373
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	938,099
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,415,214
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	367,227
Series 2022-1A, Class E, 11.382%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,111,856
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	980,641
Series 2015-5A, Class DR, 11.95%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	409,387
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 11.75%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	910,493
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	846,574
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.50%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	861,130
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	222,027
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.00%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	997,521
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.149%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	914,008

Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	$1,000	$ 944,692
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.568%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	917,816
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	814,543
Series 2014-1A, Class DR2, 10.96%, (3 mo. USD LIBOR + 5.70%), 1/17/31(1)(2)	1,500	1,339,273
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	500	427,182
Series 2019-1A, Class DR, 11.369%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	942,179
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	873,075
RAD CLO 7, Ltd., Series 2020-7A, Class E, 11.76%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,093,812
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	593,223
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.26%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	709,496
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 11.50%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	775	602,780
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.02%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	834,802
Voya CLO, Ltd., Series 2013-1A, Class DR, 11.74%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,497,470
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.50%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	975,403
Total Asset-Backed Securities (identified cost $31,365,376)		$ 27,760,799

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$ 1,186,240
Invesco Senior Income Trust	361,124	1,350,604
Nuveen Credit Strategies Income Fund	365,228	1,855,358
Nuveen Floating Rate Income Fund	148,079	1,202,402
Nuveen Floating Rate Income Opportunity Fund	103,281	815,920
Total Closed-End Funds (identified cost $8,822,714)		$ 6,410,524

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	55	$ 247,824
		$ 247,824
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(4)(5)	327	$ 164
Skillsoft Corp.(4)(5)	53,012	65,205
		$ 65,369
Investment Companies — 0.1%
Aegletes B.V.(4)(5)	14,087	$ 82,173
Jubilee Topco, Ltd., Class A(3)(4)(5)	458,953	0
		$ 82,173
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$ 109,645
Cumulus Media, Inc., Class A(4)(5)	38,163	134,143
iHeartMedia, Inc., Class A(4)(5)	36,714	127,398
		$ 371,186
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Pet Holding Corp.(3)(4)(5)	556	$ 42,140
		$ 42,140
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 435,562
		$ 435,562
Total Common Stocks (identified cost $3,750,223)		$ 1,244,254

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(5)	107	$ 27
Total Convertible Preferred Stocks (identified cost $3,197)		$ 27

Corporate Bonds — 7.3%

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$625	$ 568,674
		$ 568,674
Automotive — 0.3%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,007,722
		$ 1,007,722
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$625	$ 585,732
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	585,167
		$ 1,170,899
Business Equipment and Services — 0.6%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 975,852
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	700	697,602
5.75%, 4/15/26(1)	700	695,620
		$ 2,369,074
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 525,500
		$ 525,500
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 985,553
		$ 985,553
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 599,036
		$ 599,036
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 574,078
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	981,047
		$ 1,555,125

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 541,397
		$ 541,397
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 540,080
		$ 540,080
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,021,222
		$ 1,021,222
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$1,000	$ 898,175
		$ 898,175
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 554,419
		$ 554,419
Health Care — 0.8%
Centene Corp., 3.375%, 2/15/30	$1,000	$ 883,860
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	392,394
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	980,915
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	558,487
		$ 2,815,656
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 547,434
		$ 547,434
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 584,255
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	544,996
		$ 1,129,251
Leisure Goods/Activities/Movies — 0.3%
NCL Corp., Ltd., 5.875%, 2/15/27(1)	$550	$ 519,331
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	625	536,928
		$ 1,056,259

Security	Principal Amount (000's omitted)	Value
Media — 0.3%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 46,125
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(1)(7)	0(8)	7
5.375%, 8/15/26(1)(7)	2,864	195,076
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	178,460
8.375%, 5/1/27	376	248,695
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	528,334
		$ 1,196,697
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$491	$ 473,761
		$ 473,761
Oil and Gas — 0.6%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$1,000	$ 987,070
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	625	597,233
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	500	480,902
		$ 2,065,205
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 512,966
		$ 512,966
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 555,442
		$ 555,442
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 506,869
Kohl's Corp., 3.625%, 5/1/31	284	193,996
		$ 700,865
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 508,860
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	493,518
		$ 1,002,378

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
Athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 513,943
		$ 513,943
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 954,373
		$ 954,373
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 810,939
		$ 810,939
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$550	$ 498,608
		$ 498,608
Total Corporate Bonds (identified cost $30,810,067)		$ 27,170,653

Senior Floating-Rate Loans — 133.6%(9)

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.8%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	$ 414,393
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	102	106,255
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	416,518
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		1,843	1,813,556
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		991	975,367
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		392	310,732
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25		2,977	2,739,143
			$ 6,775,964
Airlines — 1.0%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28		3,025	$ 3,050,713

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines (continued)
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27		638	$ 664,434
			$ 3,715,147
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 3/8/30		350	$ 348,687
			$ 348,687
Auto Components — 3.1%
Adient US, LLC, Term Loan, 8.268%, (1 mo. USD LIBOR + 3.25%), 4/10/28		1,562	$ 1,564,251
Clarios Global, L.P.:
Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	947	1,032,976
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,004	3,003,530
DexKo Global, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	74	75,154
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	240	242,892
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	461	467,075
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28		693	661,815
Term Loan, 11.398%, (SOFR + 6.50%), 10/4/28		800	782,000
Garrett LX I S.a.r.l., Term Loan, 8.657%, (3 mo. USD LIBOR + 3.25%), 4/30/28		714	703,413
Garrett Motion, Inc., Term Loan, 4/28/30(10)		950	922,688
LTI Holdings, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 7/24/26		542	530,483
Truck Hero, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 1/31/28		1,823	1,663,773
			$ 11,650,050
Automobiles — 0.5%
MajorDrive Holdings IV, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28		614	$ 599,287
Term Loan, 10.556%, (SOFR + 5.50%), 6/1/29		1,460	1,409,141
			$ 2,008,428
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/24/27		978	$ 957,339

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Beverages (continued)
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28	689	$ 286,982
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28	2,407	2,288,063
		$ 3,532,384
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 7.45%, (1 mo. USD LIBOR + 2.50%), 3/12/26	339	$ 333,538
Alltech, Inc., Term Loan, 9.097%, (SOFR + 4.00%), 10/13/28	395	383,150
		$ 716,688
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 4/12/28	2,800	$ 2,548,346
LHS Borrower, LLC, Term Loan, 9.832%, (SOFR + 4.75%), 2/16/29	1,634	1,282,297
MI Windows and Doors, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/18/27	1,517	1,516,249
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29	796	771,225
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28	926	924,721
		$ 7,042,838
Capital Markets — 5.5%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,174	$ 2,164,300
AllSpring Buyer, LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28	1,339	1,336,225
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25	3,239	3,230,480
Term Loan, 3/8/30(10)	725	717,448
Edelman Financial Center, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 4/7/28	2,459	2,386,028
EIG Management Company, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 2/22/25	238	236,609
Focus Financial Partners, LLC:
Term Loan, 7.482%, (SOFR + 2.50%), 6/30/28	2,949	2,917,025
Term Loan, 8.232%, (SOFR + 3.25%), 6/30/28	323	321,910
HighTower Holdings, LLC, Term Loan, 9.01%, (1 mo. USD LIBOR + 4.00%), 4/21/28	1,995	1,917,010
Hudson River Trading, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/20/28	1,733	1,631,942
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28	1,651	1,616,377

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26		845	$ 841,783
Term Loan, 12/29/28(10)		1,000	991,875
			$ 20,309,012
Chemicals — 6.3%
Aruba Investments, Inc.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	490	$ 529,133
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 11/24/27		1,459	1,453,186
Charter NEX US, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 12/1/27		440	434,887
Chemours Company (The), Term Loan, 5.02%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	551	604,493
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27		674	516,768
Flint Group GmbH, Term Loan, 10.273%, (3 mo. USD LIBOR + 5.00%), 9.523% cash, 0.75% PIK, 9/21/23		96	65,888
Flint Group US, LLC, Term Loan, 10.272%, (3 mo. USD LIBOR + 5.00%), 9.522% cash, 0.75% PIK, 9/21/23		581	398,568
Gemini HDPE, LLC, Term Loan, 8.292%, (3 mo. USD LIBOR + 3.00%), 12/31/27		679	679,372
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28		1,474	1,331,442
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	192,109
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.491%, (SOFR + 3.50%), 8/28/26		198	197,527
INEOS Finance PLC, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	662,503
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	299,992
Term Loan, 8.832%, (SOFR + 3.75%), 3/14/30		400	399,500
INEOS Styrolution US Holding, LLC, Term Loan, 7.847%, (1 mo. USD LIBOR + 2.75%), 1/29/26		1,965	1,960,907
INEOS US Finance, LLC:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	4	4,173
Term Loan, 7.582%, (SOFR + 2.50%), 11/8/28		520	510,190
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30		725	724,849
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29		1,144	1,143,682
Kraton Polymers Holdings B.V., Term Loan, 6.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	322,994
Lonza Group AG, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		2,432	2,251,953

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/27		613	$ 612,099
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28		800	798,500
Olympus Water US Holding Corporation:
Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28		1,481	1,409,409
Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28		322	309,282
Orion Engineered Carbons GmbH, Term Loan, 7.309%, (3 mo. USD LIBOR + 2.15%), 9/24/28		320	313,923
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26		1,443	1,229,117
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(10)		475	432,250
Starfruit Finco B.V.:
Term Loan, 5.978%, (3 mo. EURIBOR + 3.00%), 10/1/25	EUR	401	435,789
Term Loan, 8.99%, (SOFR + 4.00%), 4/3/28		600	600,000
W.R. Grace & Co.-Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28		2,419	2,425,423
			$ 23,249,908
Commercial Services & Supplies — 5.2%
Allied Universal Holdco, LLC, Term Loan, 8.832%, (SOFR + 3.75%), 5/12/28		3,870	$ 3,740,826
Belfor Holdings, Inc.:
Term Loan, 4/6/26(10)		300	300,000
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 4/6/26		481	481,852
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,633	1,583,181
Garda World Security Corporation, Term Loan, 9.296%, (SOFR + 4.25%), 10/30/26		2,408	2,406,603
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27		49	48,978
LABL, Inc., Term Loan, 10.082%, (1 mo. USD LIBOR + 5.00%), 10/29/28		617	609,543
Monitronics International, Inc., Term Loan, 12.773%, (3 mo. USD LIBOR + 7.50%), 3/29/24		1,380	745,090
PECF USS Intermediate Holding III Corporation, Term Loan, 9.541%, (USD LIBOR + 4.25%), 12/15/28(11)		1,506	1,246,752
Phoenix Services International, LLC:
DIP Loan, 14.97%, (SOFR + 12.00%), 5/29/23(11)		97	92,870
DIP Loan, 16.982%, (SOFR + 12.00%), 5/29/23		201	192,975
Term Loan, 0.00%, 3/1/25(7)		627	71,757
Prime Security Services Borrower, LLC, Term Loan, 7.608%, (1 mo. USD LIBOR + 2.75%), 9/23/26		1,998	1,997,929
SITEL Worldwide Corporation, Term Loan, 8.76%, (1 mo. USD LIBOR + 3.75%), 8/28/28		2,290	2,285,258

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28		1,541	$ 1,541,865
TruGreen Limited Partnership, Term Loan, 9.082%, (1 mo. USD LIBOR + 4.00%), 11/2/27		2,036	1,881,987
			$ 19,227,466
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 11/1/28		327	$ 325,746
			$ 325,746
Construction Materials — 0.7%
Quikrete Holdings, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/18/29		2,475	$ 2,468,233
			$ 2,468,233
Consumer Staples Distribution & Retail — 0.2%
Peer Holding III B.V., Term Loan, 9/29/28(10)	EUR	525	$ 571,628
			$ 571,628
Containers & Packaging — 1.9%
Berlin Packaging, LLC, Term Loan, 8.616%, (USD LIBOR + 3.75%), 3/11/28(11)		1,034	$ 1,015,666
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.257%, (SOFR + 4.18%), 4/13/29		2,486	2,434,337
Pregis TopCo Corporation, Term Loan, 8.847%, (SOFR + 3.75%), 7/31/26		581	572,881
Pretium PKG Holdings, Inc.:
Term Loan, 9.167%, (3 mo. USD LIBOR + 4.00%), 10/2/28		518	415,861
Term Loan - Second Lien, 11.864%, (3 mo. USD LIBOR + 6.75%), 10/1/29		300	186,000
Proampac PG Borrower, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 11/3/25(11)		589	581,299
Trident TPI Holdings, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/17/24		522	521,664
Term Loan, 9/15/28(10)		750	729,844
Term Loan, 9/15/28(10)		525	512,695
			$ 6,970,247
Distributors — 0.9%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28		3,148	$ 3,096,789
Phillips Feed Service, Inc., Term Loan, 12.01%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)		102	81,284
			$ 3,178,073

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/11/28		543	$ 496,733
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25		2,849	2,834,421
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25		400	391,500
Sotheby's, Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27		406	405,561
			$ 4,128,215
Diversified Financial Services — 0.6%
Concorde Midco, Ltd., Term Loan, 7.052%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 565,120
Sandy BidCo B.V., Term Loan, 6.968%, (1 mo. EURIBOR + 4.00%), 8/17/29	EUR	925	986,132
Zephyr Bidco Limited, Term Loan, 8.96%, (SONIA + 4.75%), 7/23/25	GBP	700	830,021
			$ 2,381,273
Diversified Telecommunication Services — 3.4%
Altice France S.A., Term Loan, 10.486%, (SOFR + 5.50%), 8/15/28		1,892	$ 1,789,893
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25		398	390,366
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26		879	542,687
UPC Broadband Holding B.V.:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	781,902
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 4/30/28		825	811,078
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29		1,397	1,379,982
Virgin Media Bristol, LLC, Term Loan, 8.198%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,675	5,630,309
Zayo Group Holdings, Inc., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,397	1,290,769
			$ 12,616,986
Electrical Equipment — 0.4%
AZZ, Inc., Term Loan, 9.247%, (SOFR + 4.25%), 5/13/29		1,314	$ 1,315,498
			$ 1,315,498

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 1.8%
Chamberlain Group, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 11/3/28		1,308	$ 1,272,251
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28		1,339	1,185,004
DG Investment Intermediate Holdings 2, Inc., Term Loan, 8.775%, (SOFR + 3.75%), 3/31/28		983	964,929
Mirion Technologies, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/20/28		504	503,428
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25		926	500,175
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,099	951,968
Verisure Holding AB:
Term Loan, 6.262%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	775	822,220
Term Loan, 6.461%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	300	321,619
			$ 6,521,594
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 16.106%, (USD LIBOR + 13.00%), 2/1/26(3)(12)		53	$ 47,843
			$ 47,843
Engineering & Construction — 1.6%
Aegion Corporation, Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 5/17/28		1,265	$ 1,245,060
Amentum Government Services Holdings, LLC, Term Loan, 8.906%, (SOFR + 4.00%), 2/15/29		645	622,546
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27		562	557,847
Northstar Group Services, Inc., Term Loan, 10.597%, (SOFR + 5.50%), 11/12/26		1,395	1,391,434
USIC Holdings, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/12/28		2,266	2,225,147
			$ 6,042,034
Entertainment — 2.3%
AMC Entertainment Holdings, Inc., Term Loan, 7.946%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,704	$ 1,311,814
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28		1,975	1,935,500
Crown Finance US, Inc.:
DIP Loan, 15.049%, (SOFR + 10.10%), 9/7/23(11)		1,382	1,409,812
Term Loan, 0.00%, 9/30/26(7)		1,365	261,051
EP Purchaser, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/6/28		347	345,764

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Renaissance Holding Corp.:
Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30		925	$ 909,680
Term Loan - Second Lien, 12.025%, (1 mo. USD LIBOR + 7.00%), 5/29/26		175	172,247
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26		1,734	1,732,254
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	69,461
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	465	281,662
			$ 8,429,245
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 9.768%, (1 mo. USD LIBOR + 4.75%), 10/1/25		493	$ 441,403
Badger Buyer Corp., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/30/24		331	265,702
CHG PPC Parent, LLC, Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 12/8/28		396	392,535
Del Monte Foods, Inc., Term Loan, 9.314%, (SOFR + 4.25%), 5/16/29		399	392,616
Monogram Food Solutions, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 8/28/28		444	433,266
Shearer's Foods, Inc., Term Loan, 8.597%, (SOFR + 3.50%), 9/23/27		390	382,588
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		893	885,674
United Petfood Group B.V., Term Loan, 6.038%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	700	742,405
			$ 3,936,189
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28		2,903	$ 2,901,122
			$ 2,901,122
Health Care Equipment & Supplies — 1.9%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27		474	$ 441,180
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		790	742,600
Gloves Buyer, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/29/27		1,622	1,557,516

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28		2,508	$ 1,955,890
Medline Borrower, L.P., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/23/28		2,475	2,406,784
			$ 7,103,970
Health Care Providers & Services — 8.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28		1,612	$ 1,608,138
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	225	226,699
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26		2,154	1,550,616
Cano Health, LLC, Term Loan, 9.082%, (SOFR + 4.00%), 11/23/27		2,461	1,962,860
CCRR Parent, Inc., Term Loan, 8.78%, (1 mo. USD LIBOR + 3.75%), 3/6/28		1,561	1,530,098
Cerba Healthcare S.A.S.:
Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	450	455,319
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	500	518,090
CHG Healthcare Services, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 9/29/28		1,659	1,651,737
CNT Holdings I Corp., Term Loan, 8.459%, (SOFR + 3.50%), 11/8/27		1,523	1,511,096
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27		808	462,294
Electron BidCo, Inc., Term Loan, 8.097%, (SOFR + 3.00%), 11/1/28		668	662,890
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27		314	252,823
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27		2,217	326,980
IVC Acquisition, Ltd., Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,325	1,402,124
LSCS Holdings, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 12/16/28		617	602,529
Medical Solutions Holdings, Inc., Term Loan, 8.241%, (SOFR + 3.25%), 11/1/28		2,485	2,414,323
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28		60	46,549
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(11)		2,074	1,604,892
Option Care Health, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/27/28		346	345,625
Pacific Dental Services, LLC, Term Loan, 8.51%, (1 mo. USD LIBOR + 3.50%), 5/5/28		540	539,249

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pediatric Associates Holding Company, LLC:
Term Loan, 7.517%, (1 mo. USD LIBOR + 3.25%), 12/29/28(12)		161	$ 159,188
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/29/28		1,058	1,046,269
PetVet Care Centers, LLC, Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 2/14/25		294	283,745
Phoenix Guarantor, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,947	2,901,887
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,425	1,402,897
Radiology Partners, Inc., Term Loan, 9.347%, (SOFR + 4.25%), 7/9/25		1,213	898,682
Radnet Management, Inc., Term Loan, 8.097%, (SOFR + 3.00%), 4/21/28		2,456	2,451,261
Sound Inpatient Physicians, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		429	326,291
Surgery Center Holdings, Inc., Term Loan, 8.698%, (1 mo. USD LIBOR + 3.75%), 8/31/26		2,203	2,201,011
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	327,058
U.S. Anesthesia Partners, Inc., Term Loan, 9.098%, (1 mo. USD LIBOR + 4.25%), 10/1/28		911	874,396
			$ 32,547,616
Health Care Technology — 2.9%
Bracket Intermediate Holding Corp., Term Loan, 9.287%, (3 mo. USD LIBOR + 4.25%), 9/5/25		836	$ 829,619
Certara, L.P., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 8/15/26		945	939,341
eResearchTechnology, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 2/4/27		318	302,767
Imprivata, Inc.:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 12/1/27		2,139	2,076,913
Term Loan, 9.232%, (SOFR + 4.25%), 12/1/27		199	195,306
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/18/28		941	811,965
Term Loan - Second Lien, 11.775%, (1 mo. USD LIBOR + 6.75%), 12/17/29		600	360,937
Navicure, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,395	1,393,746
PointClickCare Technologies, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 12/29/27		613	610,203
Project Ruby Ultimate Parent Corp., Term Loan, 8.347%, (SOFR + 3.25%), 3/10/28		1,103	1,070,459

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27	957	$ 868,292
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,446	1,446,227
		$ 10,905,775
Hotels, Restaurants & Leisure — 4.3%
Carnival Corporation:
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,264	$ 1,259,509
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/18/28	3,264	3,216,118
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24	1,473	1,395,225
Dave & Buster's, Inc., Term Loan, 10.125%, (SOFR + 5.00%), 6/29/29	670	671,194
Great Canadian Gaming Corporation, Term Loan, 8.947%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,514	1,503,157
IRB Holding Corp., Term Loan, 8.082%, (SOFR + 3.00%), 12/15/27	2,451	2,416,607
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.27%, (3 mo. USD LIBOR + 8.25%), 6/23/26	590	511,391
Playa Resorts Holding B.V., Term Loan, 9.14%, (SOFR + 4.25%), 1/5/29	2,045	2,044,306
Scientific Games Holdings, L.P., Term Loan, 8.421%, (SOFR + 3.50%), 4/4/29	1,995	1,969,428
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28	739	736,903
SMG US Midco 2, Inc., Term Loan, 7.773%, (3 mo. USD LIBOR + 2.50%), 1/23/25	214	213,143
		$ 15,936,981
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28	1,916	$ 1,519,728
Libbey Glass, Inc., Term Loan, 13.461%, (SOFR + 8.50%), 8.711% cash, 4.75% PIK, 11/22/27	667	669,920
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(7)	1,047	1,037,987
Term Loan - Second Lien, 0.00%, 8/10/23(7)	2,419	1,439,572
Solis IV B.V., Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29	1,492	1,354,694
		$ 6,021,901
Household Products — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26	1,271	$ 1,241,496

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Kronos Acquisition Holdings, Inc.: (continued)
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26		346	$ 341,305
			$ 1,582,801
Insurance — 3.2%
Alliant Holdings Intermediate, LLC, Term Loan, 8.376%, (SOFR + 3.50%), 11/5/27		1,087	$ 1,080,070
AmWINS Group, Inc., Term Loan, 7.832%, (SOFR + 2.75%), 2/19/28		648	646,214
AssuredPartners, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,375	1,354,071
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,376	1,358,592
Financiere CEP S.A.S., Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	500	538,692
NFP Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,161	2,120,193
Ryan Specialty Group, LLC, Term Loan, 8.082%, (SOFR + 3.00%), 9/1/27		2,947	2,947,103
USI, Inc., Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,965	1,965,578
			$ 12,010,513
Interactive Media & Services — 1.8%
Adevinta ASA:
Term Loan, 6.015%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	837	$ 921,461
Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28		295	295,395
Arches Buyer, Inc., Term Loan, 8.332%, (SOFR + 3.25%), 12/6/27		1,995	1,870,217
Buzz Finco, LLC, Term Loan, 7.832%, (1 mo. USD LIBOR + 2.75%), 1/29/27		534	533,666
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28		1,457	1,281,775
Getty Images, Inc., Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(11)		1,070	1,072,006
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	696,938
			$ 6,671,458
IT Services — 5.3%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,153	$ 1,083,934
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,474	1,365,369

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Asurion, LLC: (continued)
Term Loan, 9.082%, (SOFR + 4.00%), 8/19/28		1,104	$ 1,027,396
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,830	1,542,061
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/20/29		1,400	1,173,570
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		4,016	3,772,020
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27		3,834	3,702,589
Indy US Bidco, LLC, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	589	554,615
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28		1,662	1,642,158
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		2,955	1,242,237
Sedgwick Claims Management Services, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 2/17/28		1,132	1,120,985
Skopima Merger Sub, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,502	1,431,713
			$ 19,658,647
Leisure Products — 0.7%
Amer Sports Oyj, Term Loan, 7.898%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	1,650	$ 1,784,046
Fender Musical Instruments Corporation, Term Loan, 8.99%, (SOFR + 4.00%), 12/1/28		271	252,492
Topgolf Callaway Brands Corp., Term Loan, 8.582%, (SOFR + 3.50%), 3/15/30		500	500,104
			$ 2,536,642
Life Sciences Tools & Services — 1.3%
Cambrex Corporation, Term Loan, 8.482%, (SOFR + 3.50%), 12/4/26		289	$ 287,565
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26(11)		1,836	1,606,049
LGC Group Holdings, Ltd., Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	475	499,414
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/21/27		316	304,317
Packaging Coordinators Midco, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/30/27		1,355	1,316,619
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26		625	610,156
			$ 4,624,120

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery — 8.6%
AI Aqua Merger Sub, Inc., Term Loan, 8.584%, (SOFR + 3.75%), 7/31/28		2,184	$ 2,131,642
Albion Financing 3 S.a.r.l.:
Term Loan, 10.347%, (SOFR + 5.50%), 8/17/26		275	270,875
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,333	1,307,504
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (3 mo. USD LIBOR + 3.50%), 10/8/27		2,094	2,086,358
American Trailer World Corp., Term Loan, 8.832%, (SOFR + 3.75%), 3/3/28		1,261	1,095,877
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29		2,078	1,833,260
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29		997	997,481
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,167	2,030,208
CPM Holdings, Inc., Term Loan, 8.348%, (1 mo. USD LIBOR + 3.50%), 11/17/25		1,964	1,963,479
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26		371	361,969
Engineered Machinery Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 5/19/28		3,133	3,099,072
Filtration Group Corporation:
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	357	391,246
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 10/21/28		640	635,248
Gates Global, LLC, Term Loan, 7.471%, (SOFR + 2.50%), 3/31/27		2,530	2,526,324
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		718	692,330
Illuminate Buyer, LLC, Term Loan, 8.597%, (1 mo. USD LIBOR + 3.50%), 6/30/27		864	855,783
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		2,456	2,368,916
Roper Industrial Products Investment Company, LLC, Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29		1,325	1,318,927
SPX Flow, Inc., Term Loan, 9.582%, (SOFR + 4.50%), 4/5/29		1,917	1,853,903
Titan Acquisition Limited, Term Loan, 8.151%, (3 mo. USD LIBOR + 3.00%), 3/28/25		1,969	1,890,002
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	500	532,241
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,195	1,168,490
Zephyr German BidCo GmbH, Term Loan, 6.645%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	600	613,666
			$ 32,024,801

Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 2.3%
Diamond Sports Group, LLC, Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26(7)	403	$ 367,062
Gray Television, Inc.:
Term Loan, 7.418%, (SOFR + 2.50%), 1/2/26	595	589,397
Term Loan, 7.918%, (1 mo. USD LIBOR + 3.00%), 12/1/28	815	798,450
Hubbard Radio, LLC, Term Loan, 9.28%, (1 mo. USD LIBOR + 4.25%), 3/28/25	544	445,766
Magnite, Inc., Term Loan, 10.043%, (USD LIBOR + 5.00%), 4/28/28(11)	712	689,310
MJH Healthcare Holdings, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 1/28/29	248	243,478
Nexstar Broadcasting, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 9/18/26	255	254,348
Recorded Books, Inc., Term Loan, 8.997%, (SOFR + 4.00%), 8/29/25	2,280	2,275,251
Sinclair Television Group, Inc.:
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 9/30/26	579	520,618
Term Loan, 8.03%, (1 mo. USD LIBOR + 3.00%), 4/1/28	386	328,544
Univision Communications, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,162	2,150,963
		$ 8,663,187
Metals/Mining — 0.5%
Dynacast International, LLC, Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25	330	$ 249,447
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29	597	524,946
WireCo WorldGroup, Inc., Term Loan, 9.25%, (1 mo. USD LIBOR + 4.25%), 11/13/28	397	395,153
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27	552	547,063
		$ 1,716,609
Oil, Gas & Consumable Fuels — 2.5%
Centurion Pipeline Company, LLC:
Term Loan, 10.25%, (1 mo. USD LIBOR + 2.25%), 9/29/25	242	$ 242,404
Term Loan, 11.00%, (1 mo. USD LIBOR + 3.00%), 9/28/25	222	222,604
Freeport LNG Investments, LLP, Term Loan, 8.75%, (3 mo. USD LIBOR + 3.50%), 12/21/28	588	572,303
Matador Bidco S.a.r.l., Term Loan, 9.582%, (SOFR + 4.50%), 10/15/26	3,666	3,651,059
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.193%, (SOFR + 3.25%), 10/5/28	884	875,688

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25		656	$ 656,250
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.025%, (1 mo. USD LIBOR + 8.00%), 8/27/26		755	753,418
UGI Energy Services, LLC, Term Loan, 8.332%, (SOFR + 3.25%), 2/22/30		2,388	2,374,370
			$ 9,348,096
Personal Products — 0.7%
HLF Financing S.a.r.l., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 8/18/25		631	$ 628,686
Olaplex, Inc., Term Loan, 8.597%, (SOFR + 3.50%), 2/23/29		997	912,488
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/1/26		1,127	1,116,277
			$ 2,657,451
Pharmaceuticals — 2.1%
Akorn, Inc., Term Loan, 0.00%, 10/1/25(7)		296	$ 72,602
Amneal Pharmaceuticals, LLC, Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 5/4/25		815	766,499
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27		1,651	1,334,443
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28		2,214	2,214,142
Mallinckrodt International Finance S.A.:
Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27		1,858	1,334,759
Term Loan, 10.448%, (1 mo. USD LIBOR + 5.50%), 9/30/27		2,663	1,910,990
PharmaZell GmbH, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	133,146
			$ 7,766,581
Professional Services — 4.2%
AlixPartners, LLP, Term Loan, 6.24%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	490	$ 533,688
APFS Staffing Holdings, Inc., Term Loan, 8.97%, (SOFR + 4.00%), 12/29/28(11)		248	244,561
Apleona Holding GmbH, Term Loan, 6.442%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	750	794,143
Camelot U.S. Acquisition, LLC, Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 10/30/26		2,999	3,000,068
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28		2,844	2,560,022
Corporation Service Company, Term Loan, 8.332%, (SOFR + 3.25%), 11/2/29		311	311,538

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27		2,093	$ 2,028,941
Employbridge Holding Company, Term Loan, 9.927%, (3 mo. USD LIBOR + 4.75%), 7/19/28		1,975	1,671,569
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29		1,850	1,656,906
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 5.107%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	739	805,026
TMF Group Holding B.V., Term Loan, 5/5/28(10)		375	372,656
Trans Union, LLC, Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,347	1,345,393
Vaco Holdings, LLC, Term Loan, 10.048%, (SOFR + 5.00%), 1/21/29		247	246,258
			$ 15,570,769
Road & Rail — 1.8%
First Student Bidco, Inc.:
Term Loan, 8.143%, (3 mo. USD LIBOR + 3.00%), 7/21/28		272	$ 259,782
Term Loan, 8.143%, (3 mo. USD LIBOR + 3.00%), 7/21/28		727	694,958
Grab Holdings, Inc., Term Loan, 9.53%, (1 mo. USD LIBOR + 4.50%), 1/29/26		1,045	1,043,881
Kenan Advantage Group, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,370	2,362,141
PODS, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/31/28		2,456	2,412,382
			$ 6,773,144
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29		1,815	$ 1,771,038
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30		450	399,094
Bright Bidco B.V., Term Loan, 4.045%, (SOFR + 1.00%), 10/31/27		428	271,700
Ultra Clean Holdings, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,022	1,024,689
			$ 3,466,521
Software — 24.5%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26		650	$ 652,031
AppLovin Corporation, Term Loan, 8.418%, (SOFR + 3.35%), 8/15/25		1,812	1,810,153

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Aptean, Inc., Term Loan, 9.221%, (SOFR + 4.25%), 4/23/26		2,068	$ 2,002,292
AQA Acquisition Holding, Inc., Term Loan, 9.203%, (3 mo. USD LIBOR + 4.25%), 3/3/28		884	865,460
Astra Acquisition Corp.:
Term Loan, 10.275%, (1 mo. USD LIBOR + 5.25%), 10/25/28		920	751,507
Term Loan - Second Lien, 13.90%, (1 mo. USD LIBOR + 8.88%), 10/25/29		1,425	940,274
Banff Merger Sub, Inc.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	265	288,291
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,406	3,368,308
Term Loan - Second Lien, 10.525%, (1 mo. USD LIBOR + 5.50%), 2/27/26		750	727,500
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29		2,045	2,045,194
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25		790	708,290
Ceridian HCM Holding, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 4/30/25		877	877,221
Cloud Software Group, Inc., Term Loan, 3/30/29(10)		1,500	1,405,044
Cloudera, Inc.:
Term Loan, 8.832%, (SOFR + 3.75%), 10/8/28		2,327	2,249,072
Term Loan - Second Lien, 11.082%, (SOFR + 6.00%), 10/8/29		650	578,500
ConnectWise, LLC, Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/28		1,975	1,919,864
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28		1,849	1,749,414
Cornerstone OnDemand, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,139	1,011,842
Delta TopCo, Inc.:
Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27		1,412	1,354,024
Term Loan - Second Lien, 12.156%, (SOFR + 7.25%), 12/1/28		2,025	1,845,281
E2open, LLC, Term Loan, 8.566%, (USD LIBOR + 3.50%), 2/4/28(11)		860	857,642
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,272	1,258,761
Epicor Software Corporation:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27		2,239	2,214,870
Term Loan - Second Lien, 12.832%, (SOFR + 7.75%), 7/31/28		850	850,265
Finastra USA, Inc.:
Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24		4,618	4,411,419

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Finastra USA, Inc.: (continued)
Term Loan - Second Lien, 12.405%, (3 mo. USD LIBOR + 7.25%), 6/13/25	1,000	$ 849,688
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27	1,833	1,113,434
Greeneden U.S. Holdings II, LLC, Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/1/27	2,304	2,285,564
Hyland Software, Inc., Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 7/7/25	3,630	3,499,545
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26	2,304	2,151,428
Ivanti Software, Inc., Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27	1,312	1,061,735
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28	4,211	3,566,611
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,150	879,750
Marcel LUX IV S.a.r.l., Term Loan, 8.93%, (SOFR + 4.00%), 12/31/27	100	99,860
McAfee, LLC, Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29	2,432	2,300,419
Mediaocean, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/15/28	545	517,190
MH Sub I, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 9/13/24	320	319,492
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30	2,070	2,071,106
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28	885	861,085
Polaris Newco, LLC, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28	2,635	2,447,738
Proofpoint, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28	2,963	2,904,690
Quartz Acquireco, LLC, Term Loan, 4/14/30(10)	750	747,656
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28	4,580	4,456,583
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,216	1,887,968
Sabre GLBL, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27	1,509	1,187,376
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27	947	739,746
Term Loan, 9.332%, (SOFR + 4.25%), 6/30/28	904	720,823
SolarWinds Holdings, Inc., Term Loan, 8.982%, (SOFR + 4.00%), 2/5/27	1,650	1,651,145
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27	4,149	4,102,404

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
SurveyMonkey, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 10/10/25		879	$ 877,027
Turing Midco, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 3/24/28		179	178,626
Ultimate Software Group, Inc. (The):
Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26		4,180	4,079,308
Term Loan, 8.895%, (SOFR + 3.75%), 5/4/26		1,542	1,517,665
Veritas US, Inc.:
Term Loan, 7.765%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	317	267,650
Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25		2,163	1,668,996
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28		2,364	2,108,182
VS Buyer, LLC, Term Loan, 7.903%, (SOFR + 3.00%), 2/28/27		1,091	1,078,974
			$ 90,941,983
Specialty Retail — 4.8%
Belron Finance US, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28		907	$ 906,387
Boels Topholding B.V., Term Loan, 6.01%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	575	626,993
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,640	2,622,822
Harbor Freight Tools USA, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/19/27		3,200	3,116,227
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29		935	926,861
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		4,410	4,396,957
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26		380	360,703
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28		1,835	1,707,600
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28		2,997	2,981,375
			$ 17,645,925
Trading Companies & Distributors — 3.5%
DXP Enterprises, Inc., Term Loan, 9.955%, (3 mo. USD LIBOR + 5.25%), 12/23/27		885	$ 880,115
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		1,558	1,523,407
Hillman Group, Inc. (The):
Term Loan, 3.146%, (1 mo. USD LIBOR + 2.75%), 7/14/28(12)		76	75,628

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Hillman Group, Inc. (The): (continued)
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 7/14/28		312	$ 311,384
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		661	618,661
Patagonia Bidco Limited, Term Loan, 8.678%, (3 mo. SONIA + 5.25%), 11/1/28	GBP	1,325	1,484,104
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,165	3,476,288
SRS Distribution, Inc.:
Term Loan, 8.471%, (SOFR + 3.50%), 6/2/28		321	306,596
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28		2,326	2,225,811
White Cap Buyer, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 10/19/27		2,121	2,105,058
			$ 13,007,052
Transportation Infrastructure — 1.1%
Brown Group Holding, LLC:
Term Loan, 7.582%, (SOFR + 2.50%), 6/7/28		2,159	$ 2,113,543
Term Loan, 8.778%, (SOFR + 3.75%), 7/2/29		224	223,300
KKR Apple Bidco, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/23/28		1,629	1,611,384
			$ 3,948,227
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 8.898%, (SOFR + 4.00%), 12/17/27		370	$ 364,762
Digicel International Finance Limited, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/28/24		1,418	1,288,170
			$ 1,652,932
Total Senior Floating-Rate Loans (identified cost $524,014,632)			$ 495,194,200

Warrants — 0.0%

Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	139,907	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	4,339	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.6%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(13)	6,134,075	$ 6,134,075
Total Short-Term Investments (identified cost $6,134,075)		$ 6,134,075
Total Investments — 152.1% (identified cost $604,900,284)		$ 563,914,532
Less Unfunded Loan Commitments — (0.0)%(6)		$ (99,216)
Net Investments — 152.1% (identified cost $604,801,068)		$ 563,815,316
Other Assets, Less Liabilities — (31.6)%		$(117,108,239)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.5)%		$ (76,044,235)
Net Assets Applicable to Common Shares — 100.0%		$ 370,662,842

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $50,978,677 or 13.8% of the Trust's net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $98,095. See Note 1F for description.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,372,980	EUR	8,613,275	Standard Chartered Bank	5/3/23	$ —	$(117,991)
USD	287,420	EUR	271,098	Bank of America, N.A.	5/31/23	—	(11,787)
USD	2,004,622	EUR	1,889,797	Citibank, N.A.	5/31/23	—	(81,112)
USD	2,004,755	EUR	1,889,797	State Street Bank and Trust Company	5/31/23	—	(80,979)
USD	2,004,684	EUR	1,889,797	State Street Bank and Trust Company	5/31/23	—	(81,050)
USD	2,004,621	EUR	1,889,797	State Street Bank and Trust Company	5/31/23	—	(81,112)

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,004,168	EUR	1,889,799	State Street Bank and Trust Company	5/31/23	$ —	$ (81,568)
USD	2,676	GBP	2,234	Bank of America, N.A.	5/31/23	—	(134)
USD	2,826,804	GBP	2,360,678	State Street Bank and Trust Company	5/31/23	—	(141,801)
USD	9,525,231	EUR	8,613,274	Standard Chartered Bank	6/2/23	17,855	—
USD	483,962	EUR	444,255	Bank of America, N.A.	6/30/23	—	(7,181)
USD	1,284,864	EUR	1,180,000	Goldman Sachs International	6/30/23	—	(19,675)
USD	7,651	EUR	7,027	Standard Chartered Bank	6/30/23	—	(117)
USD	1,285,281	EUR	1,180,000	Standard Chartered Bank	6/30/23	—	(19,259)
USD	1,285,232	EUR	1,180,000	Standard Chartered Bank	6/30/23	—	(19,308)
USD	1,285,037	EUR	1,180,000	Standard Chartered Bank	6/30/23	—	(19,503)
USD	1,284,959	EUR	1,180,000	Standard Chartered Bank	6/30/23	—	(19,580)
						$17,855	$(782,157)

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $598,666,993)	$557,681,241
Affiliated investment, at value (identified cost $6,134,075)	6,134,075
Cash	4,077,408
Deposits for derivatives collateral — forward foreign currency exchange contracts	380,000
Foreign currency, at value (identified cost $4,362,371)	4,403,239
Interest receivable	3,351,593
Dividends receivable from affiliated investment	34,504
Receivable for investments sold	957,005
Receivable for open forward foreign currency exchange contracts	17,855
Prepaid upfront fees on notes payable	87,375
Prepaid expenses	8,479
Total assets	$577,132,774
Liabilities
Notes payable	$120,000,000
Payable for investments purchased	7,723,387
Payable for open forward foreign currency exchange contracts	782,157
Payable to affiliate:
Investment adviser fee	349,164
Trustees' fees	3,095
Accrued expenses	1,567,894
Total liabilities	$130,425,697
Auction preferred shares (3,032 shares outstanding) at liquidation value plus cumulative unpaid dividends	$76,044,235
Net assets applicable to common shares	$370,662,842
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$291,748
Additional paid-in capital	453,333,842
Accumulated loss	(82,962,748)
Net assets applicable to common shares	$370,662,842
Common Shares Issued and Outstanding	29,174,848
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$12.70

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$437,366
Dividend income from affiliated investment	115,814
Interest and other income	25,293,040
Total investment income	$25,846,220
Expenses
Investment adviser fee	$2,098,732
Trustees’ fees and expenses	17,986
Custodian fee	87,695
Transfer and dividend disbursing agent fees	8,989
Legal and accounting services	128,500
Printing and postage	60,634
Interest expense and fees	3,481,217
Preferred shares service fee	37,424
Miscellaneous	70,676
Total expenses	$5,991,853
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$4,410
Total expense reductions	$4,410
Net expenses	$5,987,443
Net investment income	$19,858,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,087,742)
Foreign currency transactions	802,331
Forward foreign currency exchange contracts	(2,498,629)
Net realized loss	$(2,784,040)
Change in unrealized appreciation (depreciation):
Investments	$14,425,481
Foreign currency	73,860
Forward foreign currency exchange contracts	(686,357)
Net change in unrealized appreciation (depreciation)	$13,812,984
Net realized and unrealized gain	$11,028,944
Distributions to preferred shareholders	$(2,670,876)
Net increase in net assets from operations	$28,216,845

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$19,858,777	$26,681,859
Net realized gain (loss)	(2,784,040)	503,893
Net change in unrealized appreciation (depreciation)	13,812,984	(56,661,887)
Distributions to preferred shareholders	(2,670,876)	(1,307,960)
Net increase (decrease) in net assets from operations	$28,216,845	$(30,784,095)
Distributions to common shareholders	$(15,958,642)	$(25,476,811)
Tax return of capital to common shareholders	$—	$(2,906,292)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$—	$13,626,005
Reinvestment of distributions to common shareholders	—	356,912
Net increase in net assets from capital share transactions	$—	$13,982,917
Net increase (decrease) in net assets	$12,258,203	$(45,184,281)
Net Assets Applicable to Common Shares
At beginning of period	$358,404,639	$403,588,920
At end of period	$370,662,842	$358,404,639

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$28,216,845
Distributions to preferred shareholders	2,670,876
Net increase in net assets from operations excluding distributions to preferred shareholders	$30,887,721
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(44,606,883)
Investments sold and principal repayments	64,581,490
Increase in short-term investments, net	(4,781,142)
Net amortization/accretion of premium (discount)	(1,023,715)
Amortization of prepaid upfront fees on notes payable	48,882
Increase in interest receivable	(284,045)
Increase in dividends receivable from affiliated investment	(26,484)
Decrease in receivable for open forward foreign currency exchange contracts	102,124
Decrease in cash collateral due to broker	(120,000)
Increase in payable for open forward foreign currency exchange contracts	584,233
Decrease in payable to affiliate for investment adviser fee	(12,057)
Decrease in payable to affiliate for Trustees' fees	(586)
Increase in accrued expenses	829,751
Decrease in unfunded loan commitments	(359,160)
Net change in unrealized appreciation (depreciation) from investments	(14,425,481)
Net realized loss from investments	1,087,742
Net cash provided by operating activities	$32,482,390
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(15,958,642)
Cash distributions paid to preferred shareholders	(2,524,199)
Proceeds from notes payable	12,000,000
Repayments of notes payable	(25,000,000)
Payment of prepaid upfront fees on notes payable	(95,000)
Net cash used in financing activities	$(31,577,841)
Net increase in cash and restricted cash*	$904,549
Cash and restricted cash at beginning of period (including foreign currency)	$7,956,098
Cash and restricted cash at end of period (including foreign currency)	$8,860,647
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$2,737,820
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $41,765.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2023
Cash	$4,077,408
Deposits for derivatives collateral — forward foreign currency exchange contracts	380,000
Foreign currency	4,403,239
Total cash and restricted cash as shown on the Statement of Cash Flows	$8,860,647

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period (Common shares)	$12.280	$14.300	$13.500	$14.510	$15.370	$15.210
Income (Loss) From Operations
Net investment income(1)	$0.681	$0.917	$0.721	$0.816	$0.987	$0.885
Net realized and unrealized gain (loss)	0.378	(1.934)	0.907	(0.874)	(0.796)	0.153
Distributions to preferred shareholders: From net investment income(1)	(0.092)	(0.045)	(0.003)	(0.028)	(0.072)	(0.066)
Discount on redemption and repurchase of auction preferred shares(1)	—	—	—	—	—	0.044
Total income (loss) from operations	$0.967	$(1.062)	$1.625	$(0.086)	$0.119	$1.016
Less Distributions to Common Shareholders
From net investment income	$(0.547)	$(0.875)	$(0.806)	$(0.924)	$(0.979)	$(0.856)
Tax return of capital	—	(0.100)	(0.056)	—	—	—
Total distributions to common shareholders	$(0.547)	$(0.975)	$(0.862)	$(0.924)	$(0.979)	$(0.856)
Premium from common shares sold through shelf offering (see Note 6)(1)	$—	$0.017	$0.001	$—	$—	$—
Discount on tender offer (see Note 6)(1)	$—	$—	$0.036	$—	$—	$—
Net asset value — End of period (Common shares)	$12.700	$12.280	$14.300	$13.500	$14.510	$15.370
Market value — End of period (Common shares)	$11.530	$11.170	$14.900	$11.900	$12.910	$13.430
Total Investment Return on Net Asset Value(2)	8.43%(3)	(7.26)%	12.69%	0.42%	1.69%	7.25%(4)
Total Investment Return on Market Value(2)	8.27%(3)	(19.10)%	33.21%	(0.52)%	3.55%	(2.04)%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$370,663	$358,405	$403,589	$497,341	$534,714	$566,490
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees	1.37%(6)	1.37%	1.33%	1.32%	1.28%	1.31%
Interest and fee expense(7)	1.91%(6)	0.81%	0.46%	0.78%	1.40%	1.06%
Total expenses	3.28%(6)(8)	2.18%(8)	1.79%	2.10%	2.68%	2.37%
Net investment income	10.87%(6)	6.83%	5.05%	6.03%	6.64%	5.78%
Portfolio Turnover	9%(3)	12%	66%	30%	28%	32%
Senior Securities:
Total notes payable outstanding (in 000’s)	$120,000	$133,000	$120,000	$223,000	$218,000	$222,000
Asset coverage per $1,000 of notes payable(9)	$4,723	$4,265	$4,995	$3,570	$3,801	$3,893
Total preferred shares outstanding	3,032	3,032	3,032	3,032	3,032	3,032
Asset coverage per preferred share(10)	$72,358	$67,924	$76,531	$66,612	$70,501	$72,558
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	Not annualized.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.94%.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 8).
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(10)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the values of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 289%, 272%, 306%, 266%, 282% and 290% at April 30, 2023 and October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(11)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Expenses excluding interest and fees	0.90%	0.88%	0.87%	0.84%	0.82%	0.85%
Interest and fee expense	1.24%	0.52%	0.31%	0.50%	0.91%	0.69%
Total expenses	2.14%	1.40%	1.18%	1.34%	1.73%	1.54%
Net investment income	7.10%	4.39%	3.34%	3.86%	4.29%	3.76%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 160% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The number of APS issued and outstanding at April 30, 2023 are as follows:

APS Issued and Outstanding
Series A	739
Series B	763
Series C	738
Series D	792
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2023, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2023	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	7.82%	$657,269	3.56%	5.34-7.89
Series B	7.82	678,612	3.56	5.34-7.89
Series C	7.84	639,060	3.46	5.21-7.84
Series D	7.89	695,935	3.51	5.39-7.89
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2023.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Trust, for federal income tax purposes, had deferred capital losses of $44,119,587 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $40,682,557 are long-term and $3,437,030 are short-term.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2023, as determined on a federal income tax basis, were as follows:

Aggregate cost	$605,002,134
Gross unrealized appreciation	$1,731,943
Gross unrealized depreciation	(43,683,063)
Net unrealized depreciation	$(41,951,120)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley,  as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets, as defined in the Trust's investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2023, the Trust’s investment adviser fee amounted to $2,098,732. The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $4,410 relating to the Trust's investment in the Liquidity Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $51,692,594 and $58,883,069, respectively, for the six months ended April 30, 2023.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust during the six months ended April 30, 2023. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended October 31, 2022 were 25,627.
As announced on March 16, 2021, and further updated on May 12, 2021, the Trust’s Board of Trustees authorized an initial conditional cash tender offer (the “Initial Tender Offer”) by the Trust for up to 50% of its outstanding common shares at a price per share equal to 99% of the Trust’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. On June 29, 2021, the Trust commenced a cash tender offer for up to 18,424,157 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on July 30, 2021. The number of shares properly tendered was 8,712,234. The purchase price of the properly tendered shares was equal to $14.1136 per share for an aggregate purchase price of $122,960,986.
In addition to the Initial Tender Offer, the Trust announced on May 12, 2021 that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires. The condition to trigger a tender offer by the Trust in the fourth quarter of 2022 was not met.
Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 3,085,835 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2023, there were no shares sold by the Trust pursuant to its shelf offering. During the year ended October 31, 2022, the Trust sold 920,070 common shares and received proceeds (net of offering costs) of $13,626,005 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold was $495,724 for the year ended October 31, 2022. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust's shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the year ended October 31, 2022 were $27,527.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2023 and the year ended October 31, 2022.
7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a net liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $782,157. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $380,000.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$17,855	$(782,157)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$17,855	$(17,855)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(19,102)	$ —	$ —	$ —	$(19,102)
Citibank, N.A.	(81,112)	—	—	—	(81,112)
Goldman Sachs International	(19,675)	—	—	—	(19,675)
Standard Chartered Bank	(195,758)	17,855	—	10,000	(167,903)
State Street Bank and Trust Company	(466,510)	—	—	370,000	(96,510)
	$(782,157)	$17,855	$ —	$380,000	$(384,302)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(2,498,629)	$(686,357)
(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $40,911,000.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Credit Agreement
The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $190 million ($200 million prior to March 14, 2023) pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2024, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the extension of the Agreement on March 14, 2023, the Trust also paid upfront fees of $95,000, which are being amortized to interest expense to March 12, 2024. The unamortized balance at April 30, 2023 is approximately $87,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2023, the Trust had borrowings outstanding under the Agreement of $120,000,000 at an annual interest rate of 5.85%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2023. For the six months ended April 30, 2023, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $120,099,448 and 5.51%, respectively.
9  Affiliated Investments
At April 30, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $6,134,075, which represents 1.6% of the Trust's net assets. Transactions in such investments by the Trust for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,352,933	$76,497,311	$(71,716,169)	$ —	$ —	$6,134,075	$115,814	6,134,075
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 27,760,799	$ —	$ 27,760,799
Closed-End Funds	6,410,524	—	—	6,410,524
Common Stocks	436,391	82,337	725,526	1,244,254
Convertible Preferred Stocks	—	27	—	27
Corporate Bonds	—	27,170,653	—	27,170,653
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	494,655,125	439,859	495,094,984
Warrants	—	0	0	0
Short-Term Investments	6,134,075	—	—	6,134,075
Total Investments	$12,980,990	$549,668,941	$1,165,385	$563,815,316

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 17,855	$ —	$ 17,855
Total	$12,980,990	$549,686,796	$1,165,385	$563,833,171
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (782,157)	$ —	$ (782,157)
Total	$ —	$ (782,157)	$ —	$ (782,157)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Trust may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

12  Additional Information
On August 27, 2020, the Trust’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust’s adviser, and the Board, following the implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in "Control Share Acquisitions". With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims. Discovery is complete. On January 23, 2023, in ruling on the parties’ cross-motions for partial summary judgment, the court dismissed Saba’s claims for breach of fiduciary duty against the Board, while holding that the control share by-law amendment violated Section 18(i) of the 1940 Act. Additional claims and defenses will be addressed at trial. While management of the Trust is unable to predict the outcome of this matter, it does not believe the outcome would result in the payment of any monetary damages by the Trust.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(2)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Mr. Bowser began serving as Trustee effective January 4, 2023.
(2)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7735    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023